Provisions	12 Months Ended
Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Provisions	Provisions

(EUR thousand)	For the financial year ended March 31
	2024		2023
Provisions	Current	Non-current	Current	Non-current
Legal claims	—	1,084	—	1,062
Social contributions	2,540	—	1,444	—
Other	—	91	—	168
Total	2,540	1,175	1,444	1,230
Provisions primarily relate to a legal claim in Portugal and to non-income tax risks in respect of social contributions in France; the latter is expected to be settled in the next 12 months. Provision charges are recognized within operating expenses and the unwinding of discount within finance costs in the income statement.

(EUR thousand)
Provisions	Legal claims	Social contributions	Other
Opening balance as of April 1, 2023	1,062	1,444	168
Additional provisions	22	1,096	33
Unwinding of discount	—	—	34
Reversals	—	—	(145)
Exchange differences	—	—	1
Closing balance as of March 31, 2024	1,084	2,540	91